Employee benefits Movement in Defined Benefit Obligation (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) year	Dec. 31, 2016 USD ($) year	Dec. 31, 2015 USD ($)	Sep. 30, 2017 USD ($)
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	$ 840	$ 985	$ 967
Net defined benefit liability (asset), continuing operations	840	970
Pension benefits	840	970
Changes in net defined benefit liability (asset) [abstract]
Current service cost	9	10	14
Interest cost (income)	38	41
Administrative expenses	35	32	(27)
Settlement (gain)	(7)	(7)
Assumption of UCI pension plans	0	65
Total expense (income) recognized in profit or loss	75	141	86
Remeasurement (gains) losses:
Demographic assumptions	(10)	(91)	(95)
Financial assumptions	265	138	(190)
Return on plan assets, excluding interest income	(429)	(160)	32
Total remeasurement (gains) losses	(174)	(113)	(253)
Contributions by the Group	(33)	(7)
Benefits paid by the plans	0	0
Business disposals	(15)	0
Effect of movements in exchange rates	2	(3)
Total other movements	$ (46)	$ (10)
Weighted average duration of defined benefit obligation | year	10	10
Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	$ 4,830	$ 5,076	4,899
Net defined benefit liability (asset), continuing operations	4,830	5,061
Changes in net defined benefit liability (asset) [abstract]
Current service cost	9	10
Interest cost (income)	198	206	206
Administrative expenses	0	0
Settlement (gain)	(7)	(7)
Assumption of UCI pension plans	0	278
Total expense (income) recognized in profit or loss	200	487
Remeasurement (gains) losses:
Demographic assumptions	(10)	(91)
Financial assumptions	265	138
Return on plan assets, excluding interest income	0	0
Total remeasurement (gains) losses	255	47
Contributions by the Group	0	0
Benefits paid by the plans	(691)	(352)
Business disposals	(15)	0
Effect of movements in exchange rates	5	(5)
Total other movements	(701)	(357)
Plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(3,990)	(4,091)	(3,932)
Net defined benefit liability (asset), continuing operations	(3,990)	(4,091)
Changes in net defined benefit liability (asset) [abstract]
Current service cost	0	0
Interest cost (income)	(160)	(165)	161
Administrative expenses	35	32
Settlement (gain)	0	0
Assumption of UCI pension plans	0	(213)
Total expense (income) recognized in profit or loss	(125)	(346)
Remeasurement (gains) losses:
Demographic assumptions	0	0
Financial assumptions	0	0
Return on plan assets, excluding interest income	(429)	(160)
Total remeasurement (gains) losses	(429)	(160)
Contributions by the Group	(33)	(7)
Benefits paid by the plans	691	352
Business disposals	0	0
Effect of movements in exchange rates	(3)	2
Total other movements	655	347
Assets and liabilities classified as held for sale [member]
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	0	15
Pension benefits	0	15
Assets and liabilities classified as held for sale [member] | Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	0	15
Assets and liabilities classified as held for sale [member] | Plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	0	0
Pactiv Retirement Plan [member]
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	764	832
Changes in net defined benefit liability (asset) [abstract]
Settlement (gain)		(7)
Total expense (income) recognized in profit or loss	72	63	65
Remeasurement (gains) losses:
Benefits paid by the plans		(43)
Pactiv Retirement Plan [member] | Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	4,646	4,616		$ 308
Pactiv Retirement Plan [member] | Plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(3,882)	(3,784)
Other Plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	76	138
Other Plans [member] | Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	184	445
Other Plans [member] | Plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(108)	(307)
Funded Plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	796	925
Unfunded Plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	44	45
Continuing operations [member]
Disclosure of net defined benefit liability (asset) [line items]
Pension benefits	840	970
Changes in net defined benefit liability (asset) [abstract]
Total expense (income) recognized in profit or loss	$ 75	$ 141	$ 84